Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes
During 2012, the Company recognized an income tax benefit of $384, primarily as a result of the release of a significant portion of the valuation allowance in the U.S. The Company released the valuation allowance due to several positive factors, including three year cumulative pre-tax income and a favorable forecast outlook.
During 2013, the Company recognized income tax expense of $349, primarily as a result of the recording of a valuation allowance against its deferred tax assets in the U.S. Subsequent to the release of the valuation allowance in 2012, the Company executed the 2013 Refinancing Transactions, which resulted in higher annual interest expense, and reached an agreement with a foreign tax authority to change certain intercompany agreements that will reduce future income. In addition, certain U.S. businesses experienced significant declines in the fourth quarter of 2013 as a result of sustained overcapacity in the epoxy resins market and increased competition from Asian exports. As a result of these events, the Company is forecasting to be in a three year cumulative loss position in 2014, which represented significant negative evidence to merit the establishment of a valuation allowance against all of the Company’s net U.S. federal and state deferred income tax assets.
Income tax expense (benefit) detail for continuing operations for the years ended December 31, is as follows:

	2013	2012	2011
Current:
Federal	$—	$—	$—
State and local	3	(2)	—
Foreign	24	12	30
Total current	27	10	30
Deferred:
Federal	332	(365)	(2)
State and local	10	(8)	—
Foreign	(20)	(21)	(25)
Total deferred	322	(394)	(27)
Income tax expense (benefit)	$349	$(384)	$3

A reconciliation of the differences between income taxes for continuing operations that were computed at the federal statutory tax rate of 35% and provisions for income taxes for the years ended December 31 follows:

	2013	2012	2011
Income tax (benefit) expense computed at federal statutory tax rate	$(106)	$(20)	$36
State tax provision, net of federal benefits	1	—	1
Foreign tax rate differential	16	7	(4)
Foreign source loss subject to U.S. taxation	(36)	(6)	(15)
Goodwill impairment	18	—	—
Other income not deductible for tax	1	(14)	(6)
Increase (decrease) in the taxes due to changes in valuation allowance	454	(321)	(7)
Additional tax expense (benefit) on foreign unrepatriated earnings	22	(30)	(2)
Additional expense for uncertain tax positions	42	—	—
Tax recognized in other comprehensive income	(32)	—	—
Changes in enacted tax laws and tax rates	(31)	—	—
Income tax expense (benefit)	$349	$(384)	$3

In January 2013, the American Taxpayer Relief Act of 2012 (the “Act”) was signed into law. The Act retroactively reinstated and extended the controlled foreign corporation look-through rule, which provides for the exclusion of certain foreign earnings from U.S. federal taxation from January 1, 2012 through December 31, 2013. The impact of the Act has been accounted for in the period of enactment. As a result, the Company recognized a tax benefit of $29 during 2013.
In the third quarter of 2013, the Company reached a settlement agreement with tax authorities in a foreign jurisdiction as a result of negotiations related to various intercompany transactions. As a result, the Company released approximately $36 of unrecognized tax benefits. The tax benefit from the release was offset by an increase in the valuation allowance in this foreign jurisdiction. Consequently, as a result of the settlement in 2013, the Company reversed a domestic deferred tax asset related to these various intercompany transactions that resulted in a tax expense of approximately $54.

The domestic and foreign components of the (loss) income from continuing operations before income taxes for the years ended December 31, is as follows:

	2013	2012	2011
Domestic	$(28)	$64	$101
Foreign	(274)	(121)	1
Total	$(302)	$(57)	$102

The tax effects of significant temporary differences and net operating loss and credit carryforwards, which comprise the deferred tax assets and liabilities at December 31, is as follows:

	2013	2012
Assets:
Non-pension post-employment	$9	$9
Accrued and other expenses	74	72
Property, plant and equipment	2	4
Loss and credit carryforwards	613	588
Pension and postretirement benefit liabilities	39	66
Gross deferred tax assets	737	739
Valuation allowance	(518)	(122)
Net deferred tax asset	219	617
Liabilities:
Property, plant and equipment	(125)	(163)
Pension and postretirement benefit assets	(5)	—
Unrepatriated earnings of foreign subsidiaries	(65)	(57)
Intangible assets	(28)	(34)
Gross deferred tax liabilities	(223)	(254)
Net deferred tax (liability) asset	$(4)	$363

The following table summarizes the presentation of the net deferred tax (liability) asset in the Consolidated Balance Sheets at December 31:

	2013	2012
Assets:
Current deferred income taxes (Other current assets)	$8	$21
Long-term deferred income taxes	13	360
Liabilities:
Long-term deferred income taxes	(25)	(18)
Net deferred tax (liability) asset	$(4)	$363

MSC Holdings, which is not a member of the registrant, and its eligible subsidiaries, file a consolidated U.S. Federal income tax return. Since MSC Holdings is the Company's parent, the Company can utilize MSC Holdings' tax attributes or vice versa. The Company accounts for MSC Holdings under the separate return method and, therefore, cumulative income at MSC Holdings has reduced the amount of net operating loss carryforwards available to the Company by $27, which has not been reflected in the deferred tax asset above related to net operating loss carryforwards.
As of December 31, 2013, the Company had a $518 valuation allowance for a portion of its net deferred tax assets that management believes, more likely than not, will not be realized. The Company’s deferred tax assets include federal, state and foreign net operating loss carryforwards. The federal net operating loss carryforwards available are $896, which is reduced by the cumulative income from MSC Holdings as described above. The federal net operating loss carryforwards expire beginning in 2026. The Company’s deferred assets also include minimum tax credits of $2, which are available indefinitely. A valuation allowance has been provided against these items. The Company has provided a full valuation allowance against its state deferred tax assets, primarily related to state net operating loss carryforwards of $65. A valuation allowance of $154 has been provided against a portion of foreign net operating loss carryforwards, primarily in Germany and the Netherlands.
As of December 31, 2013, the Company had undistributed earnings of certain foreign subsidiaries of $424, on which deferred taxes have not been provided because these earnings are permanently invested outside of the United States. It is not practical to estimate the amount of the deferred tax liability on these undistributed earnings.
The following table summarizes the changes in the valuation allowance for the years ended December 31, 2013, 2012 and 2011:

	Balance at Beginning of Period	Changes in Related Gross Deferred Tax Assets/Liabilities	Charge/Release	Balance at End of Period
Valuation allowance on Deferred tax assets:
Year ended December 31, 2011	479	(40)	(7)	432
Year ended December 31, 2012	432	11	(321)	122
Year ended December 31, 2013	122	(58)	454	518

Examination of Tax Returns
The Company conducts business globally and, as a result, certain of its subsidiaries file income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. In the normal course of business, the Company is subject to examinations by taxing authorities throughout the world, including major jurisdictions such as Brazil, Canada, the Czech Republic, France, Germany, Italy, South Korea, Netherlands and the United States.
The Company is no longer subject to U.S. federal examinations for years before December 31, 2010; however, certain state and foreign tax returns are under examination by various regulatory authorities.
The Company continuously reviews issues that are raised from ongoing examinations and open tax years to evaluate the adequacy of its liabilities. As the various taxing authorities continue with their audit/examination programs, the Company will adjust its reserves accordingly to reflect these settlements.
Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012
Balance at beginning of year	$92	$80
Additions based on tax positions related to the current year	6	8
Additions for tax positions of prior years	8	5
Reductions for tax positions of prior years	(38)	(2)
Settlements	—	—
Foreign currency translation	2	1
Balance at end of year	$70	$92

During the year ended December 31, 2013, the Company decreased the amount of its unrecognized tax benefits, including its accrual for interest and penalties, by $17, primarily as a result of a release of unrecognized tax benefits from negotiations with foreign jurisdictions offset by increases in the unrecognized tax benefit for various intercompany transactions. During the years ended December 31, 2013, 2012 and 2011, the Company recognized approximately $6, $(2) and $0, respectively, in interest and penalties. The Company had approximately $31 and $25 accrued for the payment of interest and penalties at December 31, 2013 and 2012, respectively.
$70 of unrecognized tax benefits, if recognized, would affect the effective tax rate; however, a portion of the unrecognized tax benefit would be in the form of a net operating loss carryforward, which would be subject to a full valuation allowance. The Company anticipates recognizing less than $9 of the total amount of unrecognized tax benefits within the next 12 months as a result of negotiations with foreign jurisdictions and completion of audit examinations.